Summary of Long-term Debt (Parenthetical) (Detail)	0 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended							1 Months Ended		12 Months Ended
	Dec. 21, 2007	Dec. 31, 2014 2.375% Senior Notes due 2018 USD ($)	Dec. 31, 2013 2.375% Senior Notes due 2018 USD ($)	May 31, 2013 2.375% Senior Notes due 2018 USD ($)	Dec. 31, 2014 3.750% Senior Notes due 2023 USD ($)	Dec. 31, 2013 3.750% Senior Notes due 2023 USD ($)	May 31, 2013 3.750% Senior Notes due 2023 USD ($)	Dec. 31, 2014 1.50% note payable Due September 30, 2016	Dec. 31, 2014 1.50% note payable Due December 31, 2015	Dec. 31, 2013 1.50% note payable Due December 31, 2015	Dec. 31, 2014 1.50% note payable Due January 31, 2016	Dec. 31, 2013 1.50% note payable Due January 31, 2016	Dec. 31, 2014 1.50% note payable Due July 31, 2015	Dec. 31, 2013 1.50% note payable Due July 31, 2015	Dec. 31, 2014 LIBOR + 2.0%, unsecured term loan USD ($)	Dec. 31, 2014 LIBOR + 2.0%, unsecured term loan GBP (£)	Dec. 31, 2014 LIBOR + 2.0%, unsecured term loan USD ($)	Dec. 31, 2014 LIBOR + 2.0%, unsecured term loan GBP (£)	Dec. 31, 2014 LIBOR + 2.0%, unsecured term loan London Interbank Offered Rate	Dec. 31, 2014 Unsecured term loan due on April 08, 2018 LIBOR + 1.125%, unsecured term loan	Dec. 31, 2013 Unsecured term loan due on April 08, 2018 LIBOR + 1.125%, unsecured term loan	Dec. 31, 2014 Unsecured term loan due on April 08, 2018 LIBOR + 1.125%, unsecured term loan London Interbank Offered Rate	Dec. 31, 2013 Unsecured term loan due on April 08, 2018 LIBOR + 1.125%, unsecured term loan London Interbank Offered Rate	Dec. 31, 2014 Unsecured term loan due on September 10, 2017 LIBOR + 1.125%, unsecured term loan	Dec. 31, 2013 Unsecured term loan due on September 10, 2017 LIBOR + 1.125%, unsecured term loan	Dec. 31, 2014 Unsecured term loan due on September 10, 2017 LIBOR + 1.125%, unsecured term loan London Interbank Offered Rate	Dec. 31, 2013 Unsecured term loan due on September 10, 2017 LIBOR + 1.125%, unsecured term loan London Interbank Offered Rate
Debt Instrument [Line Items]
Aggregate principal amount		$ 550,000,000	$ 550,000,000	$ 550,000,000	$ 550,000,000	$ 550,000,000	$ 550,000,000								$ 1,400,000	£ 900,000	$ 1,400,000	£ 900,000
Debt instrument, interest rate		2.375%	2.375%	2.375%	3.75%	3.75%	3.75%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Debt instrument, maturity date	Dec. 21, 2012	Jun. 01, 2018	Jun. 01, 2018		Jun. 01, 2023	Jun. 01, 2023		Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2015	Jan. 31, 2016	Jan. 31, 2016	Jul. 31, 2015	Jul. 31, 2015	Dec. 07, 2017	Dec. 07, 2017	Dec. 07, 2017	Dec. 07, 2017		Apr. 08, 2018	Apr. 08, 2018			Sep. 10, 2017	Sep. 10, 2017
Senior notes maturity , period		5 years	5 years		10 years	10 years
Debt instrument, margin rate																			2.00%			1.125%	1.125%			1.125%	1.125%